Accrued Expenses and Other Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Product Warranties Disclosures [Abstract]
Recoveries from suppliers related to Warranty claims	$ 106	$ 105	$ 115